Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2013	2012	2011
Derivative liability, opening balance	$263,143	$245,983	$-
Fair value of non-employee options granted	-	-	180,306
Fair value of non-employee options exercised	-	-	-
Change in fair value of options	(18,252)	17,160	65,677
Derivative liability, closing balance	$244,891	$263,143	$245,983